Incapital LLC
24F-2

U.S. SECURITIES EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO 24F-2

1. Name and address of issuer:

Incapital LLC
200 South Wacker Drive
Suite 3700
Chicago, IL 60606

2. The name of each series or class of securities for which this form is filed:

Incapital Unit Trust, Series 8

3.       Investment company act file number: 811-22581
         Securities act file number: 333-182252

4(a) Last day of fiscal year for which this form is filed: December 31, 2012

4(b) [ X ] Check box if this form is being filed late.

4(c) [   ] Check box if this is the last time the issuer will be filing this
Form.

5.  Calculation of registration fee:

      (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f): $493,686.85

      (ii) Aggregate price of securities redeemed or repurchased during the fiscal year: $21.24

      (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than December 31, 2013 that were not previously used to reduce registration fees payable to the commission: $0

      (iv) Total available redemption credits (add items 5(ii) and 5(iii):
$21.24

      (v) Net sales - if item 5(i) is greater than 5(iv) [subtract item 5(iv) from item 5(i)]: $493,665.61

      (vi) Redemption credits available for use in future years - if item 5(i)is less than item 5(iv) subtract item 5(iv) from item 5(i)]: $0

      (vii) Multiplier for determining registration fee (See instructions C.9):
..0001364

      (viii) Registration fee due [multiply item 5(v)] by item 5(vii)] (enter 0 if no fee is due): $67.34

6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before (effective date of rescission of rule 24e-2), then report the amount of securities (number of shares or other units deducted here: $0

7. Interest due - if this form is being filed more than 90 days after the end of the issuers fiscal year (see instruction D): $0.01

8. Total of the amount of the registration fee due plus any interest due (line 5(viii) plus line 7]: $67.35

9. Date the registration fee and any interest payment was sent to the Commissions lockbox depository: April 5, 2013

Method of Delivery:

[ X ] Wire Transfer
[   ] Mail or other means

                                   SIGNATURES


       THIS report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.

                                                     By Incapital LLC, Depositor



                                                     By: /s/ Thomas Belka
                                                     -----------------------
                                                          Thomas Belka
                                                          Executive Director
Date: April 9, 2013